Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Share capital	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2016	$ 523	$ 98,283	$ (2,559)	$ (56,104)	$ 40,143
Balance, shares at Dec. 31, 2016	11,586,228
Issuance of Ordinary Shares, net of issuance costs of $2,194, upon follow-on public offering	$ 95	30,111			30,206
Issuance of Ordinary Shares, net of issuance costs of $2,194, upon follow-on public offering, Shares	1,661,536
Exercise of options into Ordinary Shares	$ 7	884			891
Exercise of options into Ordinary Shares, shares	109,487
RSUs vested	$ 3	(3)
RSUs vested, shares	52,724
Share-based compensation and RSUs		2,216			2,216
Net income (loss)				2,901	2,901
Other comprehensive income (loss)			39		39
Balance at Dec. 31, 2017	$ 628	131,491	(2,520)	(53,203)	76,396
Balance, shares at Dec. 31, 2017	13,409,975
Exercise of options into Ordinary Shares	$ 11	2,122			2,133
Exercise of options into Ordinary Shares, shares	215,542
RSUs vested	$ 4	(4)
RSUs vested, shares	74,210
Share-based compensation and RSUs		2,121			2,121
Cumulative effect of changes in accounting principles (ASC 606)				337	337
Net income (loss)				(2,415)	(2,415)
Other comprehensive income (loss)			(92)		(92)
Balance at Dec. 31, 2018	$ 643	135,730	(2,612)	(55,281)	78,480
Balance, shares at Dec. 31, 2018	13,699,727
Exercise of options into Ordinary Shares		16			16
Exercise of options into Ordinary Shares, shares	2,250
RSUs vested	$ 5	(5)
RSUs vested, shares	84,176
Share-based compensation and RSUs		2,228			2,228
Net income (loss)				(6,832)	(6,832)
Other comprehensive income (loss)			(22)		(22)
Balance at Dec. 31, 2019	$ 648	$ 137,969	$ (2,634)	$ (62,113)	$ 73,870
Balance, shares at Dec. 31, 2019	13,786,153